February 1, 2000




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


ATTN.:		Office of Filings, Information and Consumer Services


RE:		Smith Barney Fundamental Value Fund Inc. (the "Fund")
		File Nos. 2-71469 and 811-3158

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 34 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 28, 2000, as Accession Number:91155-00-000056 and became effective immediately.


	Any comments on this filing should be directed to the undersigned at (212) 816-6474. Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,


							SMITH BARNEY FUNDAMENTAL
							VALUE FUND INC.



							/s/ Christina T. Sydor
							Christina T. Sydor
							Secretary